THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND
APRIL 30, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 92.4%

	Shares	Value (000)

BELGIUM — 2.2%

REAL ESTATE — 2.2%
VGP	14,040	$1,470

		1,470

CANADA — 3.4%

MATERIALS — 3.4%
Franco-Nevada	15,201	2,307

		2,307

FRANCE — 2.1%

CONSUMER DISCRETIONARY — 2.1%
LVMH Moet Hennessy Louis Vuitton ADR	7,598	1,459

		1,459

HONG KONG — 2.5%

FINANCIALS — 2.5%
AIA Group	156,662	1,695

		1,695

IRELAND — 1.0%

INFORMATION TECHNOLOGY — 1.0%
Accenture PLC, Cl A	2,385	669

		669

ISRAEL — 1.0%

CONSUMER DISCRETIONARY — 1.0%
Fiverr International *	18,446	674

		674

JAPAN — 5.8%

FINANCIALS — 3.0%
Sumitomo Mitsui Financial Group	49,554	2,018

INDUSTRIALS — 2.8%
FANUC	57,330	1,931

		3,949

NETHERLANDS — 1.7%

INFORMATION TECHNOLOGY — 1.7%
ASML Holding, Cl G	1,843	1,174

		1,174

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND
APRIL 30, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

	Shares	Value (000)

SPAIN — 3.1%

CONSUMER DISCRETIONARY — 3.1%
Industria de Diseno Textil	60,986	$2,094

		2,094

SWITZERLAND — 7.6%

CONSUMER STAPLES — 3.4%
Nestle ADR	18,212	2,336

HEALTH CARE — 1.8%
Novartis ADR	12,003	1,231

INDUSTRIALS — 2.4%
ABB ADR	44,927	1,621

		5,188

UNITED KINGDOM — 5.5%

ENERGY — 3.1%
Shell PLC ADR	34,156	2,117

FINANCIALS — 2.4%
London Stock Exchange Group	15,861	1,664

		3,781

UNITED STATES — 56.5%

COMMUNICATION SERVICES — 4.9%
Alphabet, Cl C *	6,566	711
Verizon Communications	41,495	1,611
Walt Disney *	9,749	999

		3,321

CONSUMER DISCRETIONARY — 4.3%
Amazon.com *	6,606	697
NIKE, Cl B	11,736	1,487
Target	4,629	730

		2,914

CONSUMER STAPLES — 3.1%
Costco Wholesale	2,101	1,057
Estee Lauder, Cl A	4,046	998

		2,055

ENERGY — 5.0%
ChampionX	31,247	846
EOG Resources	11,684	1,396
Schlumberger	24,863	1,227

		3,469

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND
APRIL 30, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

	Shares	Value (000)

FINANCIALS — 7.3%
Berkshire Hathaway, Cl B *	4,471	$1,469
Goldman Sachs Group	5,693	1,955
JPMorgan Chase	10,687	1,477

		4,901

HEALTH CARE — 11.0%
CryoPort *	12,167	256
CVS Health	20,167	1,478
Illumina *	7,711	1,585
Intellia Therapeutics *	19,703	744
Regeneron Pharmaceuticals *	3,005	2,409
Vertex Pharmaceuticals *	3,021	1,029

		7,501

INDUSTRIALS — 2.2%
Kadant	8,161	1,517

INFORMATION TECHNOLOGY — 15.0%
Apple	8,175	1,387
Cadence Design Systems *	10,611	2,222
Cognex	36,038	1,719
Impinj *	14,575	1,289
NVIDIA	3,332	925
Snowflake, Cl A *	5,017	743
Splunk *	11,996	1,035
Visa, Cl A	3,909	910

		10,230

REAL ESTATE — 0.7%
Terreno Realty ‡	8,037	495

UTILITIES — 3.0%
American Electric Power	22,041	2,037

		38,440

TOTAL COMMON STOCK
(Cost $56,486)		62,900

TOTAL INVESTMENTS— 92.4%
(Cost $56,486)		$62,900

Percentages are based on Net Assets of $68,066 (000).

*	Non-income producing security.
‡	Real Estate Investment Trust.

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND
APRIL 30, 2023
(Unaudited)

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

CCT-QH-001-0600